Revenue and expenses (Narrative) (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Share	Dec. 31, 2021 USD ($) Share
Revenue And Expenses [Line Items]
Variable consideration adjustment			$ 959	$ 1,617
Write-downs (recovery of cost of sales)			3,553	3,999
Post-employment plan curtailment			2,384	0
Past service costs			$ 0	$ 4,989
Stock options granted | Share			602,614	509,385
Employee share purchase plan, matching contribution, percentage	75.00%		75.00%	75.00%
Insurance recovery			$ 5,698
Impairment - Arizona			94,956	$ 0
Peru [Member]
Revenue And Expenses [Line Items]
Write-downs (recovery of cost of sales)			$ (557)	$ (1,446)
Profit sharing plan, percentage	8.00%		8.00%	8.00%
Impairment - Arizona			$ 0
Manitoba [Member]
Revenue And Expenses [Line Items]
Write-downs (recovery of cost of sales)			$ 4,110	$ 5,445
Past service costs				$ 4,989
Profit sharing plan, percentage	10.00%		10.00%	10.00%
Restructuring			$ 10,609	$ 6,947
Impairment - Arizona			0
Arizona [Member]
Revenue And Expenses [Line Items]
Impairment - Arizona		$ 94,956	94,956
Flin Flon [Member]
Revenue And Expenses [Line Items]
Post-employment plan curtailment	$ 2,384
Care and maintenance expense			$ 9,040
Impairment of environmental obligation				$ 193,473
Bottom of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%		1.00%	1.00%
Top of range [member]
Revenue And Expenses [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%		10.00%	10.00%